Related party transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related party transactions
3.	Related party transactions:
(a)	At December 31, 2015, the Company had $219,649,000 (2014 – $237,908,000) due from Greater China Intermodal Investments LLC (“GCI”) recorded as loans to affiliate. This amount includes the following:
•

The Company had $209,982,000 (2014 – $219,841,000) due from GCI for payments made in connection with vessels that GCI will acquire pursuant to a right of first refusal. These loans bear interest at rates ranging from 5% to 6% per annum (2014 – 5% to 7%). The Company may request repayment of these loans with 45 days notice.

•	A promissory note issued by GCI for $8,000,000 which bears interest at 7% per annum was repaid on December 1, 2015 (2014 - $8,553,000).
•	The interest receivable on these amounts is $9,667,000 (2014 – $9,514,000).

The Company had $4,530,000 (2014 – $8,195,000) due from GCI included in accounts receivable and $1,500,000 (2014 – $6,788,000) due to GCI included in accounts payable and accrued liabilities.

The Company had $588,000 (2014 – $1,454,000) due from other related parties included in accounts receivable and $265,000 (2014 – nil) due to other related parties included in accounts payable and accrued liabilities.

(b)	The Company incurred the following income or expenses with related parties:

	2015	2014	2013
Fees paid:
Arrangement fees	$8,627	$4,520	$6,631
Transaction fees	9,506	7,323	3,532
Reimbursed expenses	33	237	72
Income earned:
Interest income	10,614	9,888	1,150
Management fees	3,154	913	69
Supervision fees	1,950	—	—

The income or expenses with related parties relate to amounts paid to or received from individuals or entities that are associated with the Company’s directors or officers and these transactions are governed by pre-arranged contracts.

Arrangement fees are paid to a company controlled by one of our directors in connection with services associated with debt or lease financing and are generally recorded as deferred financing fees and amortized over the term of the related debt or lease.

Transaction fees are paid to the Company’s chief executive officer in connection with services he provided related to newbuild contracts, purchase or sale contracts and are capitalized to vessels.

Arrangement fees and transaction fees are paid either in cash or, at the Company’s discretion, a combination of cash and up to 50% in the Company’s common shares (note 12(iv)).

Interest income is earned on loans to affiliate.

Management fees are earned from GCI for the management of GCI’s vessels and are included in revenue.

Supervision fees are earned from GCI for the management of GCI’s newbuild vessels and are included in revenue.